Asset Retirement Obligations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Asset Retirement Obligation Disclosure [Abstract]
Information Related to Asset Retirement Obligations
The following table reflects information related to our asset retirement obligations:

Balance at December 31, 2020	$222,876
Additions to asset retirement obligations	176
Accretion expense	1,001
Liabilities settled	(1,162)

Balance at March 31, 2021	$222,891

The following table reflects information related to our asset retirement obligations:

Balance at December 31, 2018	$222,989
Additions to asset retirement obligations	2,529
Accretion expense	4,260
Liabilities settled	(3,641)

Balance at December 31, 2019	$226,137
Additions to asset retirement obligations	658
Accretion expense	4,135
Liabilities settled	(8,054)

Balance at December 31, 2020	$222,876